Offerings - Offering: 1	Sep. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	9,035,714
Proposed Maximum Offering Price per Unit	35.00
Maximum Aggregate Offering Price	$ 316,249,990.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 43,674.12
Offering Note	1. The registration fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended. This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Filing Fee" table filed as Exhibit 107 to the Registrant's Registration Statement on Form S-3ASR (File No. 333-297820) in accordance with Rule 456(b) and 457(r) under the Securities Act of 1933, as amended. Included 1,178,571 shares of common stock that may be purchased by the underwriters upon the exercise of their option to purchase additional shares.